Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share Based Compensation Restricted Stock Units Performance Awards Weighting
Each executive will receive between 0% and 200% of his or her target performance-based award based on the Company’s performance against established company-wide performance metrics, which are:

Metric	2014 Grant	2013 Grant	2012 Grant
Average return on net assets (1)	50%	50%	50%
Cumulative net income	N/A	N/A	30%
Cumulative earnings per share (2)	30%	30%	N/A
Relative total shareholder return (3)	20%	20%	20%

(1)
Average return on net assets is measured by tax-affected operating income divided by average net working capital plus average net property, plant and equipment for each calendar year during the respective performance period.

(2)	Cumulative earnings per share is measured by net income attributable to Delphi divided by the weighted average number of diluted shares outstanding for the respective three-year performance period.

(3)
Relative total shareholder return is measured by comparing the average closing price per share of the Company’s ordinary shares for all available trading days in the fourth quarter of the end of the performance period to the average closing price per share of the Company’s ordinary shares for all available trading days in the fourth quarter of the year preceding the grant, including dividends, and assessed against a comparable measure of competitor and peer group companies.

Schedule of Share-based Compensation Restricted Stock Units Award Activity
A summary of activity, including award grants, vesting and forfeitures is provided below:

	RSUs	Weighted Average Grant Date Fair Value
	(in thousands)
Nonvested, January 1, 2012	51	$19.90
Granted	1,953	31.08
Vested	(51)	19.90
Forfeited	(54)	30.81
Nonvested, January 1, 2013	1,899	31.09
Granted	1,526	41.72
Vested	(285)	29.26
Forfeited	(222)	34.55
Nonvested, December 31, 2013	2,918	36.55
Granted	1,278	57.27
Vested	(1,736)	33.14
Forfeited	(186)	41.69
Nonvested, December 31, 2014	2,274	50.38